Prepayments and other assets	12 Months Ended
Dec. 31, 2016
Prepayments and other assets [Abstract]
Prepayments and other assets
7.	Prepayments and other assets

	December 31,	December 31,
(In thousands)	2015	2016
Current portion:
Advance to suppliers	882	2,392
Interest-free loans to employees (note a)	3,200	3,964
Advance to employees for business purposes	957	351
Interest receivable	564	210
Rental and other deposits	224	1,014
Prepayment for share repurchase plan (note b)	712	—
Prepaid management insurance	209	145
Receivable from Nesound (note c)	4,004	3,748
Prepayment for taxation	2,041	1,392
Others	275	377
Total of prepayments and other current assets	13,068	13,593
Non-current portion:
Prepayments for online game licenses	4,786	490
Long term receivable	1,812	—
Low-interest loans to employees, non-current portion (note d)	833	697
Total of long-term prepayments and other assets	7,431	1,187

Note a:
The Group had entered into loan contracts with certain employees as at December 31, 2015 and 2016, under which the Group provided interest-free loans to these employees. The loan amounts vary amongst different employees and are repayable on demand.

Note b:
As of December 31, 2015, the prepayment for share repurchase plan represented prepayment made to a securities broker for a share repurchase program up to  USD 20 million announced in December 2014. In January 2016, the Company announced another share repurchase program to purchase up to USD 20 million shares and prepaid USD 0.7 million to a securities broker. As of December 31, 2016, all the prepayment has been utilized.

Note c:
The Group sold Kankan to Nesound in July 2015. As at December 31, 2016, there is a balance receivable amounted to USD 3,748 thousand which was past due.  The Group have brought the claim against Nesound to the arbitration tribunal and considered that the balances can be collected in full.

Note d:
The Group had entered into loan contracts with certain employees as at December 31, 2015 and 2016, under which the Group provided low-interest loans to these employees. The loan amounts vary amongst different employees and are repayable in equal instalments on a monthly basis over the term of 10 years.